Structured entities - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2013	Dec. 31, 2019
Disclosure of information about consolidated structured entities [table]
Non- Controlling interests	€ 736	€ 1,022		€ 893
Transfer of financial assets			€ 2,000
Fee income recognised	17	16
Swap Contract [Member]
Disclosure of information about consolidated structured entities [table]
Fair value of swap	(34)	(34)
Fair value of changes	0	11
Fee income recognised	1	1
Securitisations [member]
Disclosure of information about consolidated structured entities [table]
Non- Controlling interests	1,000	2,000
Borrowing facility	1,000	2,000
Mont Blanc [member]
Disclosure of information about consolidated structured entities [table]
Undrawn borrowing facilities	2,581	2,793
Borrowing facility
Subsidiaries in Germany, Belgium and Australia [Member]
Disclosure of information about consolidated structured entities [table]
Bonds Issued	23,000	21,000
Securitisation, issued externally [member] | Securitisations [member]
Disclosure of information about consolidated structured entities [table]
Securitisations	1,000	2,000
Consolidated Structured Entities [Member] | Securitisations [member]
Disclosure of information about consolidated structured entities [table]
Securitisations	€ 74,000	€ 66,000